UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/14

Item 1.	Schedule of Investments

Elfun Income Fund

Schedule of Investments—June 30, 2014 (Unaudited)

Bonds and Notes—84.2%†		Principal Amount	Fair Value
U.S. Treasuries—16.7%
U.S. Treasury Bonds
3.38%	05/15/44	$3,451,600	$3,474,791
4.50%	02/15/36	11,718,200	14,232,117	(a)
U.S. Treasury Notes
0.38%	04/30/16	2,413,300	2,412,547	(a)
0.50%	06/30/16	1,907,100	1,908,738
0.75%	01/15/17	5,054,400	5,062,694	(a)
0.88%	01/31/17	182,800	183,614	(a)
1.63%	04/30/19	8,282,000	8,297,529	(a)
1.63%	06/30/19	5,675,000	5,675,000
2.50%	05/15/24	12,207,900	12,190,736	(a)
3.13%	05/15/19	1,800	1,931
			53,439,697
Agency Mortgage Backed—27.9%
Federal Home Loan Mortgage Corp.
4.00%	05/01/44	4,082,548	4,338,138
4.50%	06/01/33 - 02/01/35	33,328	36,090	(a)
5.00%	07/01/35	259,634	292,990	(a)
5.00%	06/01/41	1,418,370	1,599,131
5.50%	05/01/20 - 04/01/39	607,278	680,036	(a)
6.00%	04/01/17 - 11/01/37	1,106,293	1,254,331	(a)
6.50%	07/01/29	2,239	2,523	(a)
7.00%	10/01/16 - 08/01/36	173,817	195,193	(a)
7.50%	11/01/29 - 09/01/33	8,847	9,759	(a)
8.00%	11/01/30	9,405	10,713	(a)
Federal National Mortgage Assoc.
2.10%	04/01/37	2,909	2,920	(b)
3.00%	02/01/43 - 06/01/43	18,106,136	17,922,578
3.50%	11/01/42 - 02/01/43	4,336,559	4,478,195
4.00%	05/01/19 - 06/01/19	102,129	108,612	(a)
4.00%	01/01/41 - 03/01/44	8,052,429	8,563,199
4.50%	05/01/18 - 02/01/40	2,974,188	3,219,044	(a)
4.50%	09/01/40 - 04/01/41	8,033,327	8,705,678
5.00%	07/01/20 - 08/01/35	419,239	468,731	(a)
5.00%	03/01/39 - 06/01/41	2,483,462	2,794,499
5.50%	06/01/20 - 04/01/38	1,257,408	1,399,714	(a)
5.50%	11/01/35 - 01/01/39	1,306,858	1,465,232
6.00%	05/01/19 - 08/01/35	1,977,527	2,242,483	(a)
6.50%	12/01/14 - 08/01/36	285,988	319,577	(a)
7.00%	10/01/16 - 02/01/34	37,987	40,723	(a)
7.50%	02/01/15 - 12/01/33	106,199	119,063	(a)
8.00%	11/01/14 - 01/01/33	34,683	38,586	(a)
8.50%	04/01/30	5,410	6,738	(a)
9.00%	12/01/17 - 12/01/22	15,028	16,443	(a)
3.00%	TBA	4,170,000	4,119,505	(c)
3.50%	TBA	3,395,000	3,494,728	(c)
5.00%	TBA	2,719,000	2,888,145	(c)
6.00%	TBA	2,132,000	2,401,498	(c)
6.50%	TBA	878,000	992,414	(c)

Government National Mortgage Assoc.
3.00%	06/20/43	925,192	935,694
3.50%	05/20/43	3,684,721	3,844,282
4.00%	01/20/41	2,406,372	2,581,664	(a)
4.00%	04/20/43	2,288,024	2,452,721
4.50%	08/15/33 - 03/20/41	2,170,084	2,377,770	(a)
4.50%	05/20/40	328,435	359,803
5.00%	08/15/33	106,625	118,321	(a)
6.00%	04/15/27 - 09/15/36	466,728	535,898	(a)
6.50%	04/15/19 - 09/15/36	179,501	203,982	(a)
7.00%	11/15/27 - 10/15/36	128,591	144,587	(a)
7.50%	03/15/23 - 11/15/31	53,851	57,060	(a)
8.00%	09/15/27 - 06/15/30	34,363	36,316	(a)
8.50%	10/15/17	12,736	13,780	(a)
9.00%	11/15/16 - 12/15/21	30,093	32,346	(a)
5.00%	TBA	1,167,000	1,282,271	(c)
5.50%	TBA	435,000	485,790	(c)
			89,689,494
Agency Collateralized Mortgage Obligations—0.4%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	3,767	3,765	(d,e)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,678,231	17,069	(a,b,f)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	1,523,956	138,479	(f)
4.50%	02/15/18 - 03/15/18	54,797	1,590	(a,f)
5.00%	05/15/18 - 10/15/18	45,315	1,274	(a,f)
5.00%	02/15/38	39,109	2,032	(f)
5.50%	06/15/33	111,087	22,320	(a,f)
5.95%	07/15/39	961,640	150,777	(b,f)
6.45%	08/15/25	602,082	73,047	(b,f)
8.00%	04/15/20	2,184	2,337	(a)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	1,857	1,756	(a,d,e)
8.00%	02/01/23 - 07/01/24	6,933	1,577	(a,f)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	4,793	4,736	(a,d,e)
1.25%	12/25/42	396,844	14,325	(a,b,f)
5.00%	02/25/32	7,682	12	(a,f)
5.00%	02/25/40 - 09/25/40	963,547	126,129	(f)
5.85%	07/25/38	168,503	23,998	(b,f)
8.00%	05/25/22	10	244	(a,f)
Federal National Mortgage Assoc. STRIPS
1.87%	12/01/34	126,058	116,917	(a,d,e)
4.50%	08/01/35 - 01/25/36	267,510	41,084	(a,f)
5.00%	03/25/38 - 05/25/38	158,419	24,892	(f)
5.50%	12/01/33	34,854	6,863	(f)
6.00%	01/01/35	129,649	23,920	(a,f)
7.50%	11/01/23	22,007	4,412	(a,f)
8.00%	08/01/23 - 07/01/24	13,717	2,949	(a,f)
8.50%	03/01/17 - 07/25/22	10,517	1,469	(a,f)
9.00%	05/25/22	4,435	893	(a,f)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	1,729,643	195,745	(f)
5.00%	12/20/35 - 09/20/38	1,125,103	106,969	(f)
6.10%	02/20/40	1,333,742	249,534	(b,f)
			1,361,114

Asset Backed—0.3%
Capital One Multi-Asset Execution Trust 2006-B1
0.43%	01/15/19	500,000	497,675	(a,b)
Chase Funding Mortgage Loan Asset-Backed Certificates 2004-1
3.99%	11/25/33	341,066	349,643	(a,g)
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	150,000	150,514	(a)
			997,832
Corporate Notes—32.0%
21st Century Fox America Inc.
6.65%	11/15/37	248,000	314,895	(a)
ABB Finance USA Inc.
1.63%	05/08/17	392,000	396,932
AbbVie Inc.
1.75%	11/06/17	372,000	374,029
2.00%	11/06/18	423,000	422,476
Actavis Funding SCS
1.30%	06/15/17	489,000	488,065	(h)
2.45%	06/15/19	204,000	204,571	(h)
3.85%	06/15/24	408,000	412,428	(h)
4.85%	06/15/44	204,000	205,928	(h)
Agilent Technologies Inc.
5.50%	09/14/15	347,000	366,017	(a)
Agrium Inc.
4.90%	06/01/43	462,000	472,102
Altria Group Inc.
2.95%	05/02/23	210,000	201,038
4.50%	05/02/43	210,000	202,438
5.38%	01/31/44	212,000	232,211
America Movil SAB de C.V.
5.00%	03/30/20	609,000	675,180
American Axle & Manufacturing Inc.
6.25%	03/15/21	279,000	299,925
7.75%	11/15/19	81,000	93,353
American Campus Communities Operating Partnership LP
4.13%	07/01/24	305,000	309,139
American Express Credit Corp.
1.13%	06/05/17	815,000	814,144
American International Group Inc.
3.38%	08/15/20	378,000	392,793
American Seafoods Group LLC
10.75%	05/15/16	385,000	384,037	(h)
American Tower Trust Corp. (REIT)
3.40%	02/15/19	513,000	536,678
3.50%	01/31/23	122,000	119,638
Amgen Inc.
2.20%	05/22/19	612,000	611,289
Anadarko Petroleum Corp.
6.20%	03/15/40	332,000	418,633
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	515,000	493,492
Apple Inc.
2.85%	05/06/21	634,000	639,462
3.45%	05/06/24	423,000	427,713

ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.00%	02/06/17	17,000	17,041	(h)
Archer-Daniels-Midland Co.
4.02%	04/16/43	234,000	224,579
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
3.21%	12/15/19	250,000	249,375	(b,c,h)
Arizona Public Service Co.
6.25%	08/01/16	358,000	397,825	(a)
Ascension Health
4.85%	11/15/53	326,000	357,029
AT&T Inc.
2.38%	11/27/18	458,000	465,680
4.35%	06/15/45	297,000	281,532
4.80%	06/15/44	244,000	249,090
AXIS Specialty Finance PLC
5.15%	04/01/45	229,000	236,918
Bank of America Corp.
2.00%	01/11/18	854,000	859,511	(a)
2.60%	01/15/19	147,000	148,729
4.00%	04/01/24	212,000	216,353
4.10%	07/24/23	218,000	226,255
4.13%	01/22/24	326,000	336,104
Barclays Bank PLC
2.25%	05/10/17	1,186,000	1,222,517	(a,h)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	330,000	409,147	(a)
Berkshire Hathaway Finance Corp.
2.90%	10/15/20	510,000	525,248
3.00%	05/15/22	194,000	195,066	(a)
Berkshire Hathaway Inc.
4.50%	02/11/43	419,000	432,020
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	212,000	234,299
Bombardier Inc.
7.75%	03/15/20	299,000	337,915	(a,h)
BP Capital Markets PLC
1.38%	05/10/18	211,000	209,036
3.81%	02/10/24	417,000	430,824
Brocade Communications Systems Inc.
4.63%	01/15/23	152,000	147,440
Cargill Inc.
6.00%	11/27/17	247,000	281,746	(a,h)
Caterpillar Inc.
3.40%	05/15/24	105,000	106,195
4.30%	05/15/44	211,000	211,524
Catholic Health Initiatives
2.60%	08/01/18	125,000	125,676
2.95%	11/01/22	203,000	195,188
4.20%	08/01/23	105,000	108,474
4.35%	11/01/42	130,000	124,581
Celgene Corp.
3.63%	05/15/24	422,000	422,986
Central American Bank for Economic Integration
5.38%	09/24/14	380,000	383,807	(a,h)

Cequel Capital Corp.
5.13%	12/15/21	401,000	399,496	(h)
CF Industries Inc.
5.38%	03/15/44	212,000	227,316
Chesapeake Energy Corp.
3.25%	03/15/16	240,000	241,500
Citigroup Inc.
1.75%	05/01/18	419,000	416,229	(a)
3.75%	06/16/24	428,000	429,195
5.00%	09/15/14	352,000	355,117	(a)
5.30%	05/06/44	192,000	200,265
5.50%	09/13/25	516,000	575,582
CMS Energy Corp.
4.88%	03/01/44	209,000	219,994
CNA Financial Corp.
5.88%	08/15/20	326,000	381,483
CNH Industrial Capital LLC
3.38%	07/15/19	315,000	312,637	(h)
3.88%	11/01/15	239,000	243,780
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	423,000	433,716
Cogeco Cable Inc.
4.88%	05/01/20	400,000	405,000	(h)
Comcast Corp.
4.75%	03/01/44	209,000	221,050
Commonwealth Bank of Australia
0.75%	01/13/17	547,000	548,433	(h)
Constellation Brands Inc.
7.25%	09/01/16	400,000	446,000	(a)
Corp Andina de Fomento
4.38%	06/15/22	604,000	640,585
Corporate Office Properties LP (REIT)
3.60%	05/15/23	399,000	381,529
3.70%	06/15/21	204,000	203,889
COX Communications Inc.
4.70%	12/15/42	92,000	89,469	(h)
Credit Suisse AG
2.60%	05/27/16	405,000	419,558	(h)
Daimler Finance North America LLC
2.38%	08/01/18	325,000	332,904	(h)
Denbury Resources Inc.
6.38%	08/15/21	304,000	326,040	(a)
Dexia Credit Local S.A.
2.25%	01/30/19	843,000	854,654	(h)
Diageo Capital PLC
1.13%	04/29/18	419,000	410,867	(a)
Diageo Investment Corp.
2.88%	05/11/22	506,000	503,486	(a)
DigitalGlobe Inc.
5.25%	02/01/21	399,000	395,010	(a)
DIRECTV Holdings LLC
4.45%	04/01/24	319,000	338,243
5.15%	03/15/42	401,000	421,103
Dominion Resources Inc.
1.95%	08/15/16	783,000	800,561	(a)

Duke Energy Corp.
1.63%	08/15/17	371,000	374,254
3.75%	04/15/24	296,000	304,024
Eaton Corp.
2.75%	11/02/22	453,000	438,637
eBay Inc.
4.00%	07/15/42	222,000	198,409
Ecopetrol S.A.
5.88%	05/28/45	104,000	107,565
El Paso Pipeline Partners Operating Company LLC
4.30%	05/01/24	422,000	425,013
Electricite de France S.A.
2.15%	01/22/19	838,000	842,726	(h)
EMC Corp.
1.88%	06/01/18	420,000	422,775
Enbridge Inc.
4.50%	06/10/44	204,000	201,356
Endo Finance LLC & Endo Finco Inc.
5.38%	01/15/23	387,000	386,516	(h)
Energy Transfer Partners LP
6.50%	02/01/42	344,000	410,845
ERP Operating LP
4.50%	07/01/44	244,000	244,797
European Investment Bank
0.88%	12/15/14	850,000	852,694
4.88%	01/17/17	850,000	937,185	(a)
Everest Reinsurance Holdings Inc.
4.87%	06/01/44	204,000	204,579
Exelon Corp.
4.90%	06/15/15	505,000	524,967
Express Scripts Holding Co.
2.25%	06/15/19	815,000	811,592
Fidelity National Information Services Inc.
1.45%	06/05/17	122,000	121,855
3.88%	06/05/24	285,000	286,351
Florida Power & Light Co.
4.13%	02/01/42	222,000	222,916	(a)
Ford Motor Credit Company LLC
5.88%	08/02/21	318,000	373,352
Freeport-McMoRan Copper & Gold Inc.
5.45%	03/15/43	178,000	184,673
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	173,000	189,002	(a,h)
Frontier Communications Corp.
7.13%	03/15/19	354,000	401,790
General Motors Co.
4.88%	10/02/23	154,000	162,085	(h)
Genworth Holdings Inc.
4.80%	02/15/24	208,000	222,264
7.70%	06/15/20	189,000	232,922
Gilead Sciences Inc.
3.70%	04/01/24	425,000	436,093
4.80%	04/01/44	319,000	336,607

Glencore Funding LLC
2.50%	01/15/19	609,000	607,450	(h)
3.13%	04/29/19	31,000	31,614	(h)
4.13%	05/30/23	312,000	313,354	(h)
4.63%	04/29/24	172,000	177,315	(h)
Great Plains Energy Inc.
4.85%	06/01/21	403,000	445,346	(a)
Grupo Televisa SAB
5.00%	05/13/45	204,000	204,406
HCA Inc.
6.50%	02/15/20	309,000	347,625	(a)
Hewlett-Packard Co.
2.75%	01/14/19	1,048,000	1,074,576	(a)
Hexion US Finance Corp.
6.63%	04/15/20	200,000	212,000
Hughes Satellite Systems Corp.
6.50%	06/15/19	238,000	265,370
Huntsman International LLC
4.88%	11/15/20	399,000	412,965
Hyundai Capital America
1.63%	10/02/15	371,000	374,360	(h)
2.13%	10/02/17	189,000	191,876	(h)
Illinois Tool Works Inc.
3.50%	03/01/24	418,000	428,426
Ingles Markets Inc.
5.75%	06/15/23	379,000	384,685
International Business Machines Corp.
3.63%	02/12/24	625,000	641,282
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	126,000	127,489	(h)
Invesco Finance PLC
3.13%	11/30/22	573,000	568,340
JB Poindexter & Company Inc.
9.00%	04/01/22	120,000	133,500	(a,h)
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	232,000	231,420	(h)
Jefferies Group Inc.
5.13%	01/20/23	168,000	180,107	(a)
6.50%	01/20/43	140,000	154,431	(a)
John Deere Capital Corp.
3.35%	06/12/24	408,000	410,711
Johnson Controls Inc.
3.63%	07/02/24	81,000	81,357
4.63%	07/02/44	204,000	204,161
JPMorgan Chase & Co.
5.00%	12/29/49	611,000	608,736	(b)
Kerr-McGee Corp.
6.95%	07/01/24	322,000	413,564
KFW
2.00%	10/04/22	929,000	896,077	(a)
4.50%	07/16/18	238,000	266,728	(a)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	346,000	336,035	(a)
5.50%	03/01/44	212,000	223,791
Kinder Morgan Inc.
5.63%	11/15/23	175,000	179,812	(h)

Kinross Gold Corp.
5.95%	03/15/24	209,000	217,473	(h)
6.88%	09/01/41	70,000	71,860	(a)
Korea National Oil Corp.
2.88%	11/09/15	278,000	284,846	(a,h)
L-3 Communications Corp.
1.50%	05/28/17	286,000	286,391
3.95%	05/28/24	316,000	318,157
Liberty Mutual Group Inc.
4.25%	06/15/23	434,000	449,827	(a,h)
Linn Energy LLC
6.25%	11/01/19	376,000	393,121
8.63%	04/15/20	172,000	185,760	(a)
LYB International Finance BV
4.88%	03/15/44	282,000	294,012
Macquarie Bank Ltd.
2.60%	06/24/19	814,000	819,145	(h)
Martin Marietta Materials Inc.
4.25%	07/02/24	61,000	61,458	(h)
Mattel Inc.
2.35%	05/06/19	633,000	635,891
Medtronic Inc.
4.63%	03/15/44	146,000	153,344
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	158,555	(a)
Microsoft Corp.
2.38%	05/01/23	194,000	185,733	(a)
Mizuho Bank Ltd.
2.45%	04/16/19	508,000	512,923	(h)
Monsanto Co.
3.38%	07/15/24	203,000	204,342
4.40%	07/15/44	153,000	153,336
4.70%	07/15/64	305,000	306,179
Morgan Stanley
2.13%	04/25/18	410,000	414,504	(a)
4.10%	05/22/23	487,000	494,019
4.75%	03/22/17	271,000	295,048	(a)
4.88%	11/01/22	406,000	435,808	(a)
5.00%	11/24/25	267,000	284,774
Mylan Inc.
5.40%	11/29/43	197,000	212,141
7.88%	07/15/20	436,000	482,591	(a,h)
National Agricultural Cooperative Federation
4.25%	01/28/16	231,000	241,945	(a,h)
National Retail Properties Inc.
3.90%	06/15/24	338,000	339,997
NCL Corporation Ltd.
5.00%	02/15/18	222,000	229,215
Newfield Exploration Co.
5.63%	07/01/24	330,000	362,175	(a)
5.75%	01/30/22	358,000	395,590	(a)
Newmont Mining Corp.
4.88%	03/15/42	158,000	142,377
Nexen Energy ULC
6.40%	05/15/37	223,000	268,345	(a)
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	711,000	726,424

Northeast Utilities
1.45%	05/01/18	421,000	413,422	(a)
Novartis Capital Corp.
4.40%	05/06/44	311,000	323,691
Omnicom Group Inc.
3.63%	05/01/22	324,000	333,322	(a)
Oracle Corp.
1.20%	10/15/17	609,000	608,185	(a)
3.63%	07/15/23	302,000	311,135
4.50%	07/08/44	203,000	203,000
PacifiCorp
6.25%	10/15/37	8,000	10,407
People’s United Bank
4.00%	07/15/24	478,000	479,891
Perrigo Co. PLC
2.30%	11/08/18	425,000	424,825	(h)
Petrobras Global Finance BV
3.00%	01/15/19	490,000	481,008	(a)
6.25%	03/17/24	98,000	104,311
7.25%	03/17/44	98,000	108,045
Petrobras International Finance Co.
3.50%	02/06/17	393,000	403,414	(a)
3.88%	01/27/16	159,000	163,937	(a)
Petroleos Mexicanos
3.50%	07/18/18 - 01/30/23	382,000	386,805
Philip Morris International Inc.
4.13%	03/04/43	209,000	201,337	(a)
Pitney Bowes Inc.
4.63%	03/15/24	400,000	413,740
Plains Exploration & Production Co.
6.50%	11/15/20	204,000	227,715	(a)
PPL Capital Funding Inc.
5.00%	03/15/44	255,000	274,456
Prudential Financial Inc.
5.63%	06/15/43	257,000	274,908	(a,b)
Public Service Electric & Gas Co.
2.38%	05/15/23	632,000	600,202	(a)
Range Resources Corp.
5.75%	06/01/21	258,000	278,640	(a)
Revlon Consumer Products Corp.
5.75%	02/15/21	771,000	792,202
Rowan Companies Inc.
4.75%	01/15/24	294,000	311,061
5.85%	01/15/44	84,000	90,679
Royal Bank of Canada
1.20%	09/19/18	663,000	661,301	(a)
RSI Home Products Inc.
6.88%	03/01/18	399,000	424,935	(a,h)
Ryder System Inc.
2.45%	09/03/19	507,000	508,937
Sabine Pass Liquefaction LLC
5.63%	02/01/21	160,000	169,200
Schaeffler Holding Finance BV
6.88%	08/15/18	240,000	252,900	(h,i)
Seagate HDD Cayman
4.75%	01/01/25	473,000	469,452	(h)

Shell International Finance BV
3.40%	08/12/23	642,000	655,323
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	336,000	317,057	(a,h)
Smurfit Kappa Acquisitions
4.88%	09/15/18	440,000	463,100	(a,h)
Sprint Corp.
7.25%	09/15/21	235,000	259,087	(h)
Standard Chartered PLC
5.70%	03/26/44	287,000	300,822	(h)
Statoil ASA
3.70%	03/01/24	638,000	667,229
4.80%	11/08/43	213,000	234,826
T-Mobile USA Inc.
6.25%	04/01/21	69,000	73,313
Talisman Energy Inc.
5.50%	05/15/42	122,000	132,277
6.25%	02/01/38	290,000	337,204	(a)
Tampa Electric Co.
4.35%	05/15/44	204,000	208,480
Target Corp.
3.50%	07/01/24	468,000	473,280
Teck Resources Ltd.
3.75%	02/01/23	392,000	380,605
5.40%	02/01/43	210,000	209,999	(a)
Telecom Italia S.p.A.
5.30%	05/30/24	250,000	250,937	(h)
Tencent Holdings Ltd.
3.38%	05/02/19	423,000	432,463	(h)
Tenet Healthcare Corp.
4.75%	06/01/20	158,000	161,555
Teva Pharmaceutical Finance Company LLC
6.15%	02/01/36	317,000	383,288
Textron Inc.
6.20%	03/15/15	334,000	347,623	(a)
The Allstate Corp.
5.75%	08/15/53	235,000	252,403	(b)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	600,000	605,869	(h)
The Goldman Sachs Group Inc.
2.38%	01/22/18	501,000	508,784
2.63%	01/31/19	624,000	632,481
2.90%	07/19/18	179,000	184,418
4.00%	03/03/24	501,000	509,997
4.80%	07/08/44	305,000	305,000
The Home Depot Inc.
4.88%	02/15/44	212,000	231,019
The Korea Development Bank
3.25%	03/09/16	380,000	394,294	(a)
4.00%	09/09/16	220,000	233,378	(a)
The McClatchy Co.
9.00%	12/15/22	245,000	279,606
The Potomac Edison Co.
5.35%	11/15/14	245,000	249,532	(a)
The Southern Co.
2.45%	09/01/18	513,000	525,697

The Williams Companies Inc.
4.55%	06/24/24	407,000	411,030
5.75%	06/24/44	204,000	205,755
Time Warner Cable Inc.
5.88%	11/15/40	380,000	443,255
6.55%	05/01/37	123,000	153,048
Time Warner Inc.
5.35%	12/15/43	359,000	390,565
Tops Holding Corp.
8.88%	12/15/17	778,000	846,075
tw telecom holdings Inc.
6.38%	09/01/23	157,000	178,587
U.S. Bancorp
3.44%	02/01/16	645,000	671,767	(a)
Unit Corp.
6.63%	05/15/21	400,000	427,000	(a)
United Rentals North America Inc.
5.75%	07/15/18	399,000	421,942	(a)
Vail Resorts Inc.
6.50%	05/01/19	431,000	453,089
Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	400,000	425,000	(a,h)
6.75%	08/15/18	309,000	332,947	(h)
Verizon Communications Inc.
1.35%	06/09/17	1,018,000	1,017,660
3.45%	03/15/21	319,000	329,656
5.05%	03/15/34	128,000	136,610
5.15%	09/15/23	431,000	482,329
6.55%	09/15/43	297,000	373,757
Viasystems Inc.
7.88%	05/01/19	240,000	253,800	(a,h)
Volkswagen Group of America Finance LLC
2.13%	05/23/19	1,020,000	1,020,714	(h)
Voya Financial Inc.
5.50%	07/15/22	155,000	177,524
Wal-Mart Stores Inc.
3.30%	04/22/24	338,000	341,567
4.30%	04/22/44	423,000	427,233
Weatherford International Ltd.
5.95%	04/15/42	277,000	314,143	(a)
6.75%	09/15/40	105,000	128,832	(a)
WellPoint Inc.
3.30%	01/15/23	419,000	418,501
Wells Fargo & Co.
4.10%	06/03/26	474,000	479,972
5.90%	12/29/49	273,000	289,585	(b)
Westpac Banking Corp.
1.20%	05/19/17	1,021,000	1,021,816
Williams Partners LP
5.25%	03/15/20	649,000	732,073
Windstream Corp.
6.38%	08/01/23	400,000	405,500	(a)
WPX Energy Inc.
5.25%	01/15/17	399,000	424,935	(a)
Xilinx Inc.
2.13%	03/15/19	213,000	213,377

XLIT Ltd.
5.25%	12/15/43	201,000	221,033
Yamana Gold Inc.
4.95%	07/15/24	324,000	326,130	(h)
			102,861,882
Non-Agency Collateralized Mortgage Obligations—5.5%
American Tower Trust I (REIT)
1.55%	03/15/43	627,000	624,449	(a,h)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	190,000	206,746
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	880,000	932,947	(b)
Banc of America Commercial Mortgage Trust 2007-4
5.95%	02/10/51	31,634	35,226	(a,b)
Banc of America Commercial Mortgage Trust 2008-1
6.42%	02/10/51	180,000	204,425	(a,b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.47%	11/10/42	390,000	401,905	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.35%	09/10/47	420,000	439,032	(b)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	373,220	380,206	(b)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.76%	04/12/38	210,000	224,389	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	430,000	487,254	(b)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	220,000	225,179	(b)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	170,000	184,749	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	240,000	259,298	(b)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.64%	02/15/39	715,000	758,695	(b)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.23%	10/25/35	116,332	—	(**,b)
GS Mortgage Securities Corp. II 2012-GCJ9
2.54%	11/10/45	979,728	125,069	(b,f)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	210,000	217,556	(h)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	410,000	425,286	(a)
5.47%	08/10/44	190,000	214,621	(a,b,h)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	215,000	227,064
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	420,000	421,700	(h)
Impac CMB Trust Series 2004-5
0.87%	10/25/34	186,673	181,796	(a,b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
2.08%	12/15/47	1,275,814	128,420	(b,f)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CB11
5.34%	08/12/37	760,931	775,823	(a,b)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	204,422	205,976	(b)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	270,000	292,618

JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	699,786	763,335
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	125,000	131,493	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.25%	11/15/45	170,000	183,993	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	310,000	328,823	(b)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	210,000	220,695	(b)
LB-UBS Commercial Mortgage Trust 2004-C8
0.92%	12/15/39	1,538,418	4,041	(b,f,h)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	213,090	219,686
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	410,000	431,282	(a)
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%	06/15/38	184,249	198,927	(a,b)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	520,000	577,909	(h)
6.11%	07/15/40	445,000	494,564	(b)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	60,173	4,687	(f)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	570,000	616,808	(a,b)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	388,000	387,103	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
5.00%	02/15/47	210,000	202,158	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
4.76%	06/15/47	205,000	212,240
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	610,000	620,718	(a,b)
Morgan Stanley Capital I Trust 2006-IQ11
5.83%	10/15/42	250,000	239,525	(a,b)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	450,000	471,112	(a,b)
5.27%	10/12/52	320,000	338,055	(a,b)
Morgan Stanley Capital I Trust 2006-T23
5.98%	08/12/41	160,000	173,660	(a,b)
Morgan Stanley Capital I Trust 2007-IQ16
6.29%	12/12/49	430,000	481,034	(a,b)
Morgan Stanley Capital I Trust 2008-T29
6.45%	01/11/43	210,000	241,376	(a,b)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	190,000	211,983	(a,b,h)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	155,737	1,450
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	235,000	249,317
5.30%	12/15/46	170,000	167,756	(b,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	185,000	166,922	(h)
4.72%	03/15/47	290,000	310,503	(b)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	533,000	567,437	(b)
			17,799,021

Sovereign Bonds—0.6%
Government of Brazil
4.25%	01/07/25	200,000	202,700
Government of Chile
3.63%	10/30/42	148,000	129,870
Government of Colombia
2.63%	03/15/23	323,000	302,005
5.63%	02/26/44	334,000	374,080
Government of Mexico
4.75%	03/08/44	398,000	405,960	(a)
Government of Turkey
3.25%	03/23/23	293,000	270,146	(a)
6.63%	02/17/45	137,000	158,577
			1,843,338
Municipal Bonds and Notes—0.8%
American Municipal Power Inc.
6.27%	02/15/50	275,000	338,299
Denver City & County School District No 1
4.24%	12/15/37	370,000	363,329	(a)
Municipal Electric Authority of Georgia
6.64%	04/01/57	317,000	387,964	(a)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165,000	184,724	(a)
Port Authority of New York & New Jersey
4.46%	10/01/62	520,000	532,251	(a)
South Carolina State Public Service Authority
6.45%	01/01/50	200,000	259,950	(a)
State of California
5.70%	11/01/21	280,000	335,138	(a)
			2,401,655
FNMA—0.0% *
Lehman TBA
5.50%	TBA	239,317	—	(**,j,k)

Total Bonds and Notes (Cost $265,185,374)			270,394,033

	Number of Shares
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $322,150)	12,886	334,263

Total Investments in Securities (Cost $265,507,524)		270,728,296

Short-Term Investments—20.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $64,891,867)		64,891,867	(e,l)

Total Investments (Cost $330,399,391)		335,620,163

Liabilities in Excess of Other Assets, net—(4.5)%		(14,583,552)

NET ASSETS—100.0%		$321,036,611

Other Information:

The Fund had the following long futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2014	216	$47,432,250	$(31,865)
5 Yr. U.S. Treasury Notes Futures	September 2014	18	2,150,297	2,812

				$(29,053)

The Fund had the following short futures contracts open at June 30, 2014:
Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	September 2014	41	$(5,624,688)	$24,722
Ultra Long-Term U.S. Treasury Bond Futures	September 2014	18	(2,698,875)	18,069
10 Yr. U.S. Treasury Notes Futures	September 2014	189	(23,657,484)	(6,226)

				$36,565

				$7,512

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2014.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(e)	Coupon amount represents effective yield.

(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Step coupon bond.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to $24,122,190 or 7.51% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(i)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(j)	Security is in default.

(k)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(l)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2014.

*	Less than 0.05%.

**	Amount is less than $0.50.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

The Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities.

With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. The Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
U.S. Treasuries	$—	$53,439,697	$—	$53,439,697
Agency Mortgage Backed	—	89,689,494	—	89,689,494
Agency Collateralized Mortgage Obligations	—	1,361,114	—	1,361,114
Asset Backed	—	997,832	—	997,832
Corporate Notes	—	102,861,882	—	102,861,882
Non-Agency Collateralized Mortgage Obligations	—	17,799,021	—	17,799,021
Sovereign Bonds	—	1,843,338	—	1,843,338
Municipal Bonds and Notes	—	2,401,655	—	2,401,655
Preferred Stock	334,263	—	—	334,263
Short-Term Investments	64,891,867	—	—	64,891,867

Total Investments in Securities	$65,226,130	$270,394,033	$—	$335,620,163

Other Financial Instruments*
Long Futures Contracts—Unrealized Appreciation	$2,812	$—	$—	$2,812
Long Futures Contracts—Unrealized Depreciation	(31,865)	—	—	(31,865)
Short Futures Contracts—Unrealized Appreciation	42,791	—	—	42,791
Short Futures Contracts—Unrealized Depreciation	(6,226)	—	—	(6,226)

Total Other Financial Instruments	$7,512	$—	$—	$7,512

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At June 30, 2014, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$330,548,326	$6,586,692	$(1,514,855)	$5,071,837

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b)

or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund Elfun Trusts Elfun Diversified Fund Elfun Tax-Exempt Income Fund Elfun Income Fund Elfun Government Money Market Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 26, 2014

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: August 26, 2014